BALANCE SHEETS (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash	$ 836,528	$ 392	$ 18,766
Accounts receivable-related party		24,800	15,000
Other current assets	21,326
Other assets-related party	13,500
Total current assets	871,354	25,192	33,766
Property & equipment
Oil and gas, on the basis of full cost accounting Unproved properties and properties under Development, not being amortized	1,850,000
Furniture, equipment & software	16,823	13,269	13,269
Less accumulated depreciation	(1,921)	(12,914)	(12,494)
Net property and equipment	1,864,902	355	775
Other assets	20,000
Total Assets	2,756,256	25,547	34,541
Current liabilities
Accounts payable	43,606	7,658
Accounts payable - related party		2,350
Accrued liabilities	4,296	137
Short term debt		3,250
Note payable - related party		42,301	34,201
Total current liabilities	47,902	55,696	34,201
Deferred Rent	10,880
Total Liabilities	58,782	55,696	34,201
Stockholders' Equity (Deficit)
Preferred stock, $.10 par value; 1,000,000 shares authorized; No shares issued & outstanding	0	0	0
Common stock, $.001 par value;50,000,000 shares authorized; 15,735,885, 10,820,600 and 10,820,600 shares issued & outstanding	15,736	10,821	10,821
Additional paid in capital	3,524,580	185,218	185,218
Accumulated deficit	(842,842)	(226,188)	(195,699)
Total Stockholders' Equity (Deficit)	2,697,474	(30,149)	340
Total Liabilities and Stockholders' Equity (Deficit)	$ 2,756,256	$ 25,547	$ 34,541